Cover	Feb. 15, 2022
Cover [Abstract]
Entity Registrant Name	cbdMD, INC.
Entity Central Index Key	0001644903
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 15, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NC
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-38299
Entity Tax Identification Number	47-3414576
Entity Address Address Line 1	8845 Red Oak Blvd
Entity Address City Or Town	Charlotte
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28217
Local Phone Number	445-3060
City Area Code	704
Trading Symbol	YCBD
Security Exchange Name	NYSE
Security 12b Title	8.0% Series A Cumulative Convertible Preferred Stock